OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
10.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Computer software	2,278	2,645
Trademarks and domain names	1,337	1,407
Website	102	103
Courseware	468	475
Business contracts	510	517
Copyrights	627	647
Platform	208	211

Total intangible assets	5,530	6,005

Less: Accumulated amortization
Computer software	(1,369)	(1,827)
Trademarks and domain names	(585)	(717)
Website	(92)	(102)
Courseware	(334)	(394)
Business contracts	(296)	(399)
Copyrights	(320)	(455)
Platform	(152)	(182)

Accumulated amortization	(3,148)	(4,076)

Intangible assets, net	2,382	1,929

Amortization expenses from continuing operations were US$809, US$900 and US$873 and from discontinued operations were US$42, US$26 and nil, for the years ended September 30, 2010, 2011 and 2012, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows

Amortization
US$
2013	698
2014	442
2015	283
2016	215
2017	152
2018 and thereafter	139

1,929